SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Nonrecurring $ in Thousands	Dec. 31, 2024 USD ($)
Carrying Value
Liabilities:
Long-term investments	$ 73
Level 3 | Fair Value
Liabilities:
Long-term investments	$ 73